Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended	28 Months Ended	60 Months Ended	71 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000001863 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Income Fund (Class A/JHFIX)
Average Annual Return, Percent	1.71%			0.82%		1.67%
C000001865 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Income Fund (Class C/JSTCX)
Average Annual Return, Percent	4.21%			0.95%		1.37%
C000001866 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Income Fund (Class I/JSTIX)
Average Annual Return, Percent	6.08%			1.99%		2.38%
C000113489 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Income Fund (Class R2/JSNSX)
Average Annual Return, Percent	5.67%			1.56%		1.97%
C000078712 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Income Fund (Class R4/JSNFX)
Average Annual Return, Percent	6.11%			1.82%		2.22%
C000078713 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Income Fund (Class R5/JSNVX)
Average Annual Return, Percent	6.14%			2.02%		2.44%
C000106430 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Income Fund (Class R6/JSNWX)
Average Annual Return, Percent	6.38%			2.11%		2.49%
C000212730 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX)
Average Annual Return, Percent	6.82%			2.12%	2.43%
C000212731 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX)
Average Annual Return, Percent	7.44%			5.06%	3.63%
C000212732 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX)
Average Annual Return, Percent	7.44%			2.68%	2.67%
C000238026 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX)
Average Annual Return, Percent	0.99%		4.00%
C000247081 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Account Shares Bond Completion Portfolio (Bond Completion Portfolio/JHBMX)
Average Annual Return, Percent	5.65%	2.60%
Without Sales Load [Member] | C000001863 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Income Fund (Class A/JHFIX)—excluding sales charge
Average Annual Return, Percent	5.94%			1.66%		2.08%
Without Sales Load [Member] | C000001865 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Income Fund (Class C/JSTCX)—excluding sales charge
Average Annual Return, Percent	5.21%			0.95%		1.37%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.46%	3.16%		(0.90%)	0.55%	1.49%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.03%		1.59%
Bloomberg U S Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent	5.61%			0.16%	1.34%
ICE BofA U S High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	9.28%			5.82%	4.52%
Bloomberg U S Securitized MBS ABS CMBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized MBS ABS CMBS Index
Average Annual Return, Percent	5.97%			(0.81%)	0.24%
Bloomberg High Yield Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	3.64%		4.26%